UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

 /s/ Stuart Pistol                                  Short Hills, NJ      5/13/05
--------------------------------------------        ---------------      -------
              [Signature]                            [City, State]        Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                            ---

Form 13F Information Table Entry Total:                      65
                                                             --

Form 13F Information Table Value Total:               $ 440,103
                                                     ----------
                                                     (thousands)

List of Other Included Managers  NONE


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       COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
       --------                       --------   --------    --------          --------    --------   --------       ---------
                                                                                                                      VOTING
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         AUTHORITY
     NAME OF ISSUER               TITLE OF CLASS  CUSIP      x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
     --------------               --------------  -----      -------   -------   --- ---- ---------- --------   ----  ------  ----

Aspen Insurance Holdings Ltd.          SHS       G05384105    6,688     265,300   SH         SOLE             265,300
Montpelier RE Holdings LTD             SHS       G62185106    7,733     220,000   SH         SOLE             220,000
Aether Systems Inc.                    COM       00808V105    2,497     747,500   SH         SOLE             747,500
Alleghany Corp. DEL                    COM       017175100    3,599      12,993   SH         SOLE              12,993
Andrew Corp.                           COM       034425108    5,738     490,000   SH         SOLE             490,000
Astoria Financial Corp                 COM       046265104    4,554     180,000   SH         SOLE             180,000
Atari, Inc.                            COM       04651M105      316     100,000   SH         SOLE             100,000
Belden CDT Inc.                        COM       077454106    8,884     400,000   SH         SOLE             400,000
Bowne & Co., Inc.                      COM       103043105    4,631     307,900   SH         SOLE             307,900
City Investing Co. Liq Tr              Unit
                                       Ben Int   177900107      689     362,600   SH         SOLE             362,600
Conseco Inc.                           PFD B
                                       CV 5.50%  208464867    2,650     100,000   SH         SOLE             100,000
Conseco Inc                            COM NEW   208464883   22,488   1,101,273   SH         SOLE           1,101,273
DST Sys Inc. Del                       COM       233326107   22,166     480,000   SH         SOLE             480,000
Domtar Inc.                            COM       257561100    2,551     300,000   SH         SOLE             300,000
DoubleClick Inc.                       COM       258609304      385      50,000   SH         SOLE              50,000
Duckwall-Alco Stores, Inc.             COM       264142100    2,973     160,456   SH         SOLE             160,456
Enstar Group Inc GA                    COM       29358R107    6,163     102,715   SH         SOLE             102,715
Farmer Bros Co.                        COM       307675108    3,923     163,800   SH         SOLE             163,800
Florida East Coast Industries Inc.     COM       340632108   16,232     382,100   SH         SOLE             382,100
Franklin Bank Corp. DEL                COM       352451108   10,609     615,000   SH         SOLE             615,000
Goodyear Tire & Rubber Co              COM       382550101    6,675     500,000   SH         SOLE             500,000
Hawaiian Holdings, Inc.                COM       419879101    6,545   1,000,800   SH         SOLE           1,000,800
Healthsouth Corp.                      COM       421924101    1,070     200,000   SH         SOLE             200,000
Hearst-Argyle Television, Inc.         COM       422317107    6,375     250,000   SH         SOLE             250,000
Helmerich & Payne Inc.                 COM       423452101   10,812     272,400   SH         SOLE             272,400
Honeywell International Inc.           COM       438516106    9,303     250,000   SH         SOLE             250,000
Hudson City Bancorp                    COM       443683107    4,752     130,000   SH         SOLE             130,000
IKON Office Solutions, Inc.            COM       451713101   15,873   1,605,000   SH         SOLE           1,605,000
Imagistics International Inc.          COM       45247T104    5,240     150,000   SH         SOLE             150,000
Keweenaw Land Association LTD.         COM       493026108    1,143       7,100   SH         SOLE               7,100
Knight Trading Group Inc.              COM       499063105    4,820     500,000   SH         SOLE             500,000
Liberty Corp.  S C                     COM       530370105    2,234      55,100   SH         SOLE              55,100
Liberty Media Corp. New                COM SER A 530718105   10,992   1,060,000   SH         SOLE           1,060,000
Lin TV Corp.                           CL A      532774106    5,079     300,000   SH         SOLE             300,000
Linens N Things Inc.                   COM       535679104    1,242      50,000   SH         SOLE              50,000
Lydall Inc Del                         COM       550819106      987      88,900   SH         SOLE              88,900
MVC Capital Inc.                       COM       553829102    9,277     999,700   SH         SOLE             999,700
MarkWest Hydrocarbon Inc.              COM       570762104    5,735     261,400   SH         SOLE             261,400
Medallion Financial Corp.              COM       583928106    3,931     430,600   SH         SOLE             430,600
Morgan Stanley                         COM NEW   617446448   11,450     200,000   SH         SOLE             200,000
Neiman Marcus Group Inc                CL A      640204202    9,151     100,000   SH         SOLE             100,000
Noland Company                         COM       655286102    1,785      37,664   SH         SOLE              37,664
Northwest Bancorp Inc Pa               COM       667328108      856      40,000   SH         SOLE              40,000
Novoste Corp.                          COM       67010C100      244     287,451   SH         SOLE             287,451
OfficeMax Inc. DEL                     COM       67622P101   17,728     529,200   SH         SOLE             529,200
Oglebay Norton Co.                     COM       677007205    2,460     155,213   SH         SOLE             155,213
Oglebay Norton Co.                     PFD A CV  677007304    7,611     424,000   SH         SOLE             424,000
PNC Financial Services Group Inc.      COM       693475105   25,740     500,000   SH         SOLE             500,000
Partners Trust Financial Group, Inc.   COM       70213F102    2,637     248,754   SH         SOLE             248,754
Pfizer Inc.                            COM       717081103    2,627     100,000   SH         SOLE             100,000
Providian Financial Corp.              NOTE 2/1  74406AAB8    4,725   9,000,000   RN         SOLE           9,000,000
Retail Ventures, Inc.                  COM       76128Y102    2,885     316,700   SH         SOLE             316,700
Rome Bancorp, Inc.                     COM       775877103      804      80,000   SH         SOLE              80,000
Rotech Healthcare Inc.                 COM       778669101    5,158     187,500   SH         SOLE             187,500
Sears Holdings Corp.                   COM       812350106   32,770     246,077   SH         SOLE             246,077
Sovereign Bancorp, Inc.                COM       845905108    3,989     180,000   SH         SOLE             180,000
Sprint Corp.                           COM FON   852061100    2,275     100,000   SH         SOLE             100,000
TD Banknorth Inc.                      COM       87235A101    3,905     125,000   SH         SOLE             125,000
Tarragon Corp.                         COM       876287103    2,019     100,000   SH         SOLE             100,000
Toys R Us Inc                          COM       892335100    8,964     348,000   SH         SOLE             348,000
TYCO International Ltd. New            COM       902124106   22,815     675,000   SH         SOLE             675,000
USA Mobility, Inc.                     COM       90341G103   11,306     348,954   SH         SOLE             348,954
United Indl Corp.                      COM       910671106      942      31,800   SH         SOLE              31,800
Unocal Corp.                           COM       915289102    6,169     100,000   SH         SOLE             100,000
Warwick Valley Tel Co                  COM       936750108    1,534      71,100   SH         SOLE              71,100
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